Equity-Based Compensation - Summary of SARs and Options (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stock appreciation rights
Number of units
Beginning balance (in shares) | shares	0
Effect of Reverse Recapitalization (in shares) | shares	5,028
Forfeited (in shares) | shares	(14)
Ending balance (in shares) | shares	5,014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share) | $ / shares	$ 0
Effect of Reverse Recapitalization (in usd per shares) | $ / shares	2.95
Forfeited (in usd per share) | $ / shares	3.56
Ending balance (in usd per share) | $ / shares	$ 2.95
Stock Options
Number of units
Beginning balance (in shares) | shares	0
Effect of Reverse Recapitalization (in shares) | shares	5,553,275
Forfeited (in shares) | shares	(92,000)
Ending balance (in shares) | shares	5,461,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share) | $ / shares	$ 0
Effect of Reverse Recapitalization (in usd per shares) | $ / shares	0.93
Forfeited (in usd per share) | $ / shares	1.64
Ending balance (in usd per share) | $ / shares	$ 0.91